Note 19 - Financial Instruments (Details) - Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 41,199	$ 41,069	$ 42,293	$ 27,898
Short-term investments	11,233	21,481
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	41,199	41,069
Restricted cash	31	164
Short-term investments	11,233	21,481
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	41,199	41,069
Restricted cash	31	164
Short-term investments	$ 11,233	$ 21,481